Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	$ 1,321.3	$ 1,237.5	$ 1,167.0
Total operating income (loss)	29.5	155.5	104.7
Net interest income (expense)	2.4	(7.4)	(4.4)
Other income(expense)	1.8	3.0	(3.7)
Total Identifiable Assets	2,107.6	2,310.0
USA and Europe Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net sales	951.4	862.0	814.0
Total operating income (loss)	145.6	148.4	160.3
Total Identifiable Assets	725.0	749.1
Asia Pacific Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net sales	369.9	375.5	353.0
Total operating income (loss)	61.7	80.3	79.4
Total Identifiable Assets	230.7	238.4
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	(26.0)	(20.7)	(20.1)
Total Identifiable Assets	20.9	15.6
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	(151.8)	(52.5)	(114.9)
Total Identifiable Assets	1,131.0	1,306.9
Segments total [Member]
Segment Reporting Information [Line Items]
Total operating income (loss)	181.3	208.0	219.6
Total Identifiable Assets	976.6	1,003.1
Worldwide total [Member]
Segment Reporting Information [Line Items]
Net sales	1,321.3	1,237.5	1,167.0
Total operating income (loss)	33.7	151.1	96.6
Total Identifiable Assets	2,107.6	2,310.0
USA [Member]
Segment Reporting Information [Line Items]
Net sales	923.8	833.9	789.2
Total Identifiable Assets	734.2	748.5
Australian [Member]
Segment Reporting Information [Line Items]
Net sales	272.0	282.4	266.4
Total Identifiable Assets	156.3	160.5
New Zealand [Member]
Segment Reporting Information [Line Items]
Net sales	56.1	54.4	52.9
Total Identifiable Assets	39.8	43.7
Other Countries [Member]
Segment Reporting Information [Line Items]
Net sales	69.4	66.8	58.5
Total Identifiable Assets	$ 46.3	$ 50.4